Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Impairment loss of goodwill	$ 2,759	$ 1,002
Impairment loss related to technology		479
Weighted average of lessee’s incremental annual borrowing rate applied to the lease liabilities	13.70%
Right-of-use lease assets	$ 166
Amount of current lease liabilities	97
Amount of non-current lease liabilities	$ 69
Technology [Member]
Significant Accounting Policies (Details) [Line Items]
Impairment loss related to technology		$ 270
Technology [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value at acquisition period	5 years
Technology [Member] | Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value at acquisition period	8 years
Customer Relations [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value at acquisition period	7 years
Customer Relations [Member] | Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value at acquisition period	7 years 6 months